Document and Entity Information	Jul. 13, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 13, 2021
Entity Registrant Name	ATAI LIFE SCIENCES N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-40493
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o Mindspace
Entity Address, Address Line Two	Krausenstraße 9-10
Entity Address, Postal Zip Code	10117
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Country Region	49
City Area Code	89
Local Phone Number	2153 9035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, €0.10 par value per share
Trading Symbol	ATAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001840904